Marketable Securities (Schedule of Investment Securities In Continuous Unrealized Loss Position) (Details) - Mutual Funds [Member]	Jul. 31, 2015 USD ($)
Fair Value of Investments securities [Line items]
Investment securities, continuous unrealized loss position, Fair Value	$ 271,076
Investment securities, continuous unrealized loss position, Less Than 12 Months	$ 2,720